Note 22 - Interest-bearing Loans and Borrowings - Reconciliation of Liabilities (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance, current	R$ 1,560.6	R$ 1,321.1
Balance, non-current	862.1	R$ 1,231.9
Proceeds, current	7.4
Proceeds, non-current	2,348.1
Payments, current	(2,505.0)
Payments, non-current	(6.7)
Foreign exchange, current	115.9
Foreign exchange, non-current	74.1
Transfer between current and non-current, current	2,627.9
Transfer between current and non-current, non-current	(2,628.1)
Other movements, current	(6.7)
Other movements, non-current	R$ (157.2)